CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	22. CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2019	2018
Cash	$327	$329
Short-term deposits	25	93

	$352	$422